ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held for Sale (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Assets Held for Sale [Roll Forward]
Balance at beginning of period	$ 645
Additions	11,457
Sales	(1,620)
Foreign exchange impact	6
Balance at end of period	$ 10,488